GREEN CENTURY EQUITY FUND
GREEN CENTURY EQUITY FUND SUMMARY SECTION
Investment Objective

The Green Century Equity Fund seeks to achieve long-term total return which matches the performance of an index comprised of the stocks of companies selected based on environmental, social and governance criteria.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	GREEN CENTURY EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Redemption Fee (as a percentage of an amount redeemed within 60 days of purchase)	2.00%
Wire Redemption Fee/Overnight Delivery Fee (if such services are requested)	10
Wire Redemption Fee/Overnight Delivery Fee (if such services are requested)	15
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		GREEN CENTURY EQUITY FUND
Management Fees		0.25%
Distribution (12b-1) Fees
Administrative Fees	[1]	1.00%
Other Fees
Total Annual Fund Operating Expenses		1.25%
[1]	Administrative Fees have been restated to reflect current fees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. This example assumes that: (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
GREEN CENTURY EQUITY FUND	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests substantially all of its assets in the common stocks which make up the MSCI KLD 400 Social Index. The KLD400 Index is comprised of the common stocks of approximately 400 companies. Companies for the KLD400 Index are identified based on a review of environmental, social and governance (ESG) ratings; the Index is composed of companies with high ESG ratings. MSCI ESG Research analyzes a company's commitment to sustainability across five key categories: environment; community and society; employees and supply chain; customers; and governance and ethics. This strategy directs concerned investors' dollars away from companies that flout basic standards for environmental and social responsibility and towards companies that demonstrate a commitment to meeting the social and environmental needs of the present without compromising the quality of life of future generations. Green Century believes this creates an incentive for companies to become better corporate citizens.

Green Century also believes that those companies which pursue the least environmentally sound practices are at the greatest long term risk of negative economic consequences, while those which strive to be more environmentally responsible may benefit financially as a result.

Companies involved in industries that may impose substantial risks and/or costs on society are evaluated based on their level of involvement as well as their social and environmental impact. Companies determined to have significant business involvement in the following industries will not be included in the Index: alcohol, tobacco, firearms, nuclear power, military weapons and gambling.

The Fund buys and sells stocks so that the composition of its securities holdings will correspond, to the extent reasonably practicable, to the composition of securities in the KLD400 Index. The weightings of the stocks in the KLD400 Index are based on float-adjusted market capitalizations, which means the largest companies comprise a higher percentage of the KLD400 Index and the Index is more heavily weighted in large than in small companies. As of September 30, 2011, large-cap U.S. companies (defined as companies with market capitalizations of over $10 billion) represented approximately 80% of the market value of the investments of the Fund. To the extent practicable, the Fund will seek a correlation between the weightings of securities held by the Fund and the weightings of the securities of the KLD400 Index of 0.95% or better. A figure of 1.00 would indicate a perfect correlation. The Fund's ability to duplicate the performance of the KLD400 Index will depend to some extent on the size and timing of cash flows into and out of the Fund as well as the Fund's expenses.

The Fund does not concentrate in a specific security or market sector. Under normal circumstances and as a matter of operating policy, the Fund will invest at least 80% of its assets in equity securities and related investments.

Principal Risks

You may lose money by investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective. The following is a summary description of certain risks of investing in the Fund:

Market Risk.    The values of securities held by the Fund may fall, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. Past global financial crises have caused significant declines in the value and liquidity of many securities, including some of the securities held by the Fund. The Fund may experience a substantial or complete loss on any individual security.

Equity Securities Risk.    The Fund is heavily invested in stocks. Like all funds invested in stocks, the Fund's share price will fluctuate daily depending on the performance of the companies that comprise the Fund's investments, the general market and the economy overall. After you invest, the value of your shares may be less than what you paid for them.

Large Cap Companies Risk.    Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. The large-cap companies in which the Fund invests may perform worse than the stock market as a whole.

Small- and Mid-Cap Companies Risk.    The Fund may be invested in small- and mid-cap companies which involve greater risk than investing in the stocks of larger, more established companies. Small- and mid-cap companies may lack the management experience, financial resources and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies. Therefore, securities of small- and mid-cap companies may be subject to wider and more erratic price fluctuations.

Index Fund Risk.    The Fund will invest in the stocks composing the KLD400 Index regardless of how the Index is performing. It will not shift concentration from one industry to another, or from stocks to bonds or cash, in order to defend against a falling stock market. The Index may, at times, become focused in stocks of a particular sector, category or group of companies. Because the Fund seeks to track the KLD400 Index, the Fund may underperform the overall stock market.

Environmentally and Socially Responsible Investing Risk.    The Fund's environmental, social and governance criteria limit the available investments compared with funds with no such criteria. Under certain economic conditions, this could cause the Fund's investment performance to be worse or better than similar funds with no such criteria.

These and other risks are discussed in more detail in "Additional Information About the Funds' Investment Objectives, Strategies and Risks" in this Prospectus and in the Statement of Additional Information.

Performance

The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website, www.greencentury.com/funds/performance, or by calling 1-800-93-GREEN.

The Fund, which commenced operations in September 1995, invested all its assets in an existing separate registered investment company which had the same investment objective as the Fund (the Domini Social Equity Trust) until November 28, 2006. The performance for the period prior to the Fund's inception reflects the performance of the Domini Social Equity Trust adjusted to reflect the deduction of the charges and expenses of the Fund.

Annual Total Returns for Years Ended December 31

During the period shown, the Fund's best quarterly performance was 16.29%, for the quarter ended 6/30/09. The Fund's worst quarterly performance was -21.58%, for the quarter ended 12/31/08.

As of September 30, 2011, the year-to-date return for the Fund was -9.29%.

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns -	1 Year	5 Years	10 Years	Since Inception	Inception Date
GREEN CENTURY EQUITY FUND	10.89%	1.44%	0.24%	7.20%	Jun. 03, 1991
GREEN CENTURY EQUITY FUND Return after taxes on distributions	10.72%	1.15%	(0.05%)	6.21%
GREEN CENTURY EQUITY FUND Return after taxes on distributions and sale of Fund shares	7.27%	1.21%	0.15%	5.87%
GREEN CENTURY EQUITY FUND S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	8.37%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.